Secured Notes Payable (Details Textual)				1 Months Ended			12 Months Ended
	Dec. 30, 2015 USD ($) $ / shares	May. 07, 2015 USD ($) Investors	Apr. 23, 2015 USD ($) Investors	Mar. 31, 2016	Nov. 30, 2015 USD ($)	Apr. 17, 2015 USD ($) Investors shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Secured notes payable, description							The conversion price for such Company Optional Redemption shall be a price equal to 100% of the Conversion Amount of the Notes being redeemed.
Exercise price per share | $ / shares							$ 12.04
Loss on exchange of warrants							$ 279,000
Amortization of debt discount							1,575,000	$ 720,000
Debt conversion amount							500,000
Fair value of embedded conversion feature liability							$ 7,000
Embedded conversion feature liability, description							The Notes were issued with a feature that allows for up to 50% of the principal to be converted into our common stock. On December 30, 2015, the terms of the Notes were amended to allow the remaining 50% of the principal to be convertible into our common stock.
Proceeds from issuance of common stock							$ 3,125,000	$ 3,844,000
Percentage of principal amount of debt rereemed							115.00%
Percentage of conversion outstanding amount							100.00%
Fair value of additional warrants issued							$ 205,000
Issuance of warrant to investors | shares							775,543
Second Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of common stock					$ 10,000,000
Third Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of common stock					$ 10,000,000
Fourth Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Embedded conversion feature liability, description	The December Amendments also amended the terms of the Notes to allow for the remaining 50% to be converted under the same terms as the original 50% as described above.
Percentage of conversion feature	50.00%
Securities purchase agreement, description	(i) extend the deadline to March 31, 2016 for the Company's consummation of a firm commitment underwritten public offering registered under the Securities Act and related listing of its Common Stock on a national securities exchange, (ii) provide for the issuance of additional five-year warrants (the "Additional Warrants"), exercisable for ten shares of Common Stock per $1,000 of outstanding principal of the 2015 Notes (defined below) held by each buyer pursuant to the April 2015 and May 2015 purchase agreements, each with an exercise price of $12.50 per share, subject to adjustment as set forth within the warrants, issuable in tranches triggered by certain Company actions as set forth in the December Amendments and (iii) authorize the Company, prior to January 31, 2016, to issue to one or more investors up to an aggregate of $1,000,000 principal amount of senior secured notes, on the terms and subject to the restrictions set forth in the December Amendments. An initial tranche of 50,000 Additional Warrants became issuable and were issued in conjunction with the execution of the December Amendments.
Fair value of beneficial conversion feature	$ 609,000
Fair value of additional warrants issued	$ 182,000
Fifth Amendment Securities Purchase Agreemen [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Secured notes payable, description				(i) remove the requirement that the Company consummate a "Qualified Public Offering"; (ii) extend the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the March Amendments) to no later than April 14, 2016; provided that if the Company consummates a private offering of its securities resulting in gross proceeds to the Company of at least $3,000,000 after March 31, 2016 and prior to or on April 14, 2016 (a "Qualified Private Offering"), such deadline shall be automatically extended to October 15, 2016; (iii) provide for the issuance of the Additional Warrants, exercisable for ten shares of the Company's common stock per $100 of outstanding principal of the Senior Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants; and (iv) add an additional covenant on behalf of the Company that, on or prior to April 14, 2016, it will cause its net monthly cash flow directly associated with the D-R Agreement , taken together with its monthly capital expenditure spending associated with the D-R Agreement , and excluding expenditures associated with the Full-Scale Acceptance Test ("FSAT") requirements defined in the D-R Agreement, to be neutral or positive, which may be accomplished by re-negotiation or termination of such D-R Agreement.
December 2015 Equity Offering [Member]
Line of Credit Facility [Line Items]
Issuance of warrant to investors | shares							312,500
Warrants [Member]
Line of Credit Facility [Line Items]
Number of institutional investors | Investors						5
Number of warrants issued for common stock | shares						81,942
Common stock issued for exchange agreement | shares						73,747
Loss on exchange of warrants						$ 279,000
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Number of warrants issued for common stock | shares							81,942
Exercise price and grant date fair value | $ / shares	$ 4.45
Risk free interest rate,maximum							0.25%
Risk free interest rate,minimum							0.23%
Volatility rate, Maximum							148.00%
Volatility rate, Minimum							138.00%
Expected life (in years)	4 months						7 months
Convertible debt combined value	$ 609,000						$ 611,000
Debt conversion amount	$ 2,500,000						$ 2,500,000
Embedded conversion feature liability, description	The Company and the note holders amended the terms of the Notes to allow for the remaining 50% to be converted.
Percentage of conversion feature	50.00%						50.00%
Risk-free interest rate	0.48%
Volatility rate	107.00%
Convertible Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Exercise price and grant date fair value | $ / shares							$ 11.25
Convertible Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Exercise price and grant date fair value | $ / shares							$ 11
Secured Debt [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 1,900,000	$ 3,100,000
Number of institutional investors | Investors		4	7
Transaction expenses							$ 300,000
Bear interest rate							12.00%
Secured notes payable, description							The Notes become convertible at a price per share equal to 85% of the average of the five lowest volume weighted average prices of the Company's common stock during a 15 consecutive trading day period immediately prior to the applicable conversion date.
Increased interest rate							18.00%
Number of warrants issued for common stock | shares							219,785
Value of warrants issued							$ 2,139,000
Exercise price per share | $ / shares							$ 12.50
Debt instrument maturity description							The Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two year anniversary of the issuance dates of the Secured Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. The Notes have a limited conversion feature. At the discretion of each investor, at issuance, 50% of the principal balance of the Notes, later amended to be 100% of the Notes may be exchanged for shares of the Company's common stock if the Company consummates a registered underwritten public offering of equity securities with aggregate gross offering proceeds of at least $10 million (the "Qualified Public Offering").
Exercise price and grant date fair value | $ / shares							$ 12.50
Risk free interest rate,maximum							1.02%
Risk free interest rate,minimum							0.87%
Volatility rate, Maximum							83.00%
Volatility rate, Minimum							78.00%
Expected life (in years)							5 years
Amortization of debt discount							$ 2,750,000
Proceeds from secured note							$ 5,000,000
Secured notes payable term							2 years
Warrants exercisable term							5 years
Proceeds from public offering							$ 10,000,000
Secured Debt [Member] | Private placement [Member]
Line of Credit Facility [Line Items]
Secured notes payable, description							The Company agreed to pay the placement agent 5% of the aggregate principal amount of the Notes, which was paid at the closing date.
Secured Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Exercise price and grant date fair value | $ / shares							$ 11.25
Secured Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount							$ 5,000,000
Exercise price and grant date fair value | $ / shares							$ 11.00
Offering Costs [Member]
Line of Credit Facility [Line Items]
Amortization of debt discount							$ 303,000